Common Stock and Additional Paid-in Capital - Non-Vested Shares (Table) (Details)	6 Months Ended
Jun. 30, 2016 $ / shares shares
Number of non-vested shares
Balance December 31, 2015 | shares	405,298
Forfeited | shares	(155,298)
Balance June 30, 2016 | shares	250,000
Weighted average grant date fair value per non vested shares
Balance December 31, 2015 | $ / shares	$ 10.8
Forfeited | $ / shares	10.08
Balance June 30, 2016 | $ / shares	$ 11.24